Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 7. Fair Value Measurements

The Company measures and reports certain financial and non-financial assets and liabilities on a fair value basis. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). GAAP specifies a three-level hierarchy that is used when measuring and disclosing fair value. The fair value hierarchy gives the highest priority to quoted prices available in active markets (i.e., observable inputs) and the lowest priority to data lacking transparency (i.e., unobservable inputs). An instrument’s categorization within the fair value hierarchy is based on the lowest level of significant input to its valuation. The following is a description of the three hierarchy levels.

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. Active markets are considered to be those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in inactive markets.

Level 3	Unobservable inputs are not corroborated by market data. This category is comprised of financial and non-financial assets and liabilities whose fair value is estimated based on internally developed models or methodologies using significant inputs that are generally less readily observable from objective sources.

Transfers into or out of any hierarchy level are recognized at the end of the reporting period in which the transfers occurred. There were no transfers between any levels during the three and nine months ended September 30, 2013, or the year ended December 31, 2012.

The fair value of equity method investments is not readily available nor have we estimated the fair value of these investments and disclosure is not required. The Company is not aware of any identified events or changes in circumstances that would have a significant adverse effect on the carrying value of any of our equity method investments included in our unaudited condensed consolidated balance sheet at September 30, 2013, or December 31, 2012.

Following are descriptions of the valuation methodologies used to measure material assets and liabilities at fair value and details of the valuation models, key inputs to those models and significant assumptions utilized.

Finance Receivables

The fair values of finance receivables are estimated using discounted cash flow analyses, using market rates at the balance sheet date that reflect the credit and interest rate-risk inherent in the finance receivables. Projected future cash flows are calculated based upon contractual maturity or call dates, projected repayments and prepayments of principal. These receivables are classified as Level 3. Finance receivables are not measured at fair value on a recurring basis, but estimates of fair value are reflected below.

Marketable Investments and Warrant Liability

Debt securities

If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities would be classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets or broker quotes utilizing observable inputs, and accordingly these securities would be classified as Level 2. If market prices are not available and there are no observable inputs, then fair value would be estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes. Such securities would be classified as Level 3, if the valuation models and broker quotes are based on inputs that are unobservable in the market. If fair value is based on broker quotes, the Company checks the validity of received prices based on comparison to prices of other similar assets and market data such as relevant bench mark indices.

Derivative securities

For exchange-traded derivatives, fair value is based on quoted market prices, and accordingly, would be classified as Level 1. For non-exchange traded derivatives, fair value is based on option pricing models and are classified as Level 3.

The following table presents financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2013 (in thousands):

	Total Carrying Value in Consolidated Balance Sheet	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets:
Tribute warrant	$265	$—	$—	$265
Available-for-sale securities	3,000	—	3,000	—

Financial Liabilities:
Warrant Liability	$288	$—	$—	$288

 The changes on the value of the Tribute warrant asset during the nine months ended September 30, 2013 were as follows (in thousands):

Fair value - beginning of period	$—
Issuances	334
Change in fair value	(69)
Fair value - end of period	$265

The changes on the value of the warrant liability during the nine months ended September 30, 2013 were as follows (in thousands):

Fair value - beginning of period	$—
Issuances	232
Change in fair value	56
Fair value - end of period	$288

For assets and liabilities measured on a non-recurring basis during the year, accounting guidance requires quantitative disclosures about the fair value measurements separately for each major category. There were no remeasured assets or liabilities at fair value on a non-recurring basis during the three and nine months ended September 30, 2013, and the year ended December 31, 2012.

The following information is provided to help readers gain an understanding of the relationship between amounts reported in the accompanying consolidated financial statements and the related market or fair value. The disclosures include financial instruments and derivative financial instruments, other than investment in affiliates.

	Carry Value	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and restricted cash	10,528	10,528	10,528	—	—
Finance receivables	20,179	20,218	—	—	20,218
Marketable investments	3,000	3,000	—	3,000	—
Other assets	265	265	—	—	265

Financial Liabilities
Warrant liability	$288	$288	$—	$—	$288

Note 10. Fair Value Measurements

The Company measures and reports certain financial and non-financial assets and liabilities on a fair value basis. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). GAAP specifies a three-level hierarchy that is used when measuring and disclosing fair value. The fair value hierarchy gives the highest priority to quoted prices available in active markets (i.e., observable inputs) and the lowest priority to data lacking transparency (i.e., unobservable inputs). An instrument’s categorization within the fair value hierarchy is based on the lowest level of significant input to its valuation. The following is a description of the three hierarchy levels.

Level 1

Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. Active markets are considered to be those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2

Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in inactive markets.

Level 3

Unobservable inputs are not corroborated by market data. This category is comprised of financial and non-financial assets and liabilities whose fair value is estimated based on internally developed models or methodologies using significant inputs that are generally less readily observable from objective sources.

Transfers into or out of any hierarchy level are recognized at the end of the reporting period in which the transfers occurred. There were no transfers between any levels during the years ended December 31, 2013 and 2012.

The fair value of equity method investments is not readily available nor have we estimated the fair value of these investments and disclosure is not required. The Company is not aware of any identified events or changes in circumstances that would have a significant adverse effect on the carrying value of any of our equity method investments included in the consolidated balance sheets as of December 31, 2013 and 2012.

Following are descriptions of the valuation methodologies used to measure material assets and liabilities at fair value and details of the valuation models, key inputs to those models and significant assumptions utilized.

Finance Receivables

The fair values of finance receivables are estimated using discounted cash flow analyses, using market rates at the balance sheet date that reflect the credit and interest rate-risk inherent in the finance receivables. Projected future cash flows are calculated based upon contractual maturity or call dates, projected repayments and prepayments of principal. These receivables are classified as Level 3. Finance receivables are not measured at fair value on a recurring basis, but estimates of fair value are reflected below.

Marketable Investments and Warrants

Debt securities

If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities would be classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets or broker quotes utilizing observable inputs, and accordingly these securities would be classified as Level 2. If market prices are not available and there are no observable inputs, then fair value would be estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes. Such securities would be classified as Level 3, if the valuation models and broker quotes are based on inputs that are unobservable in the market. If fair value is based on broker quotes, the Company checks the validity of received prices based on comparison to prices of other similar assets and market data such as relevant bench mark indices.

Derivative securities

For exchange-traded derivatives, fair value is based on quoted market prices, and accordingly, would be classified as Level 1. For non-exchange traded derivatives, fair value is based on option pricing models and are classified as Level 3.

The following table presents financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 (in thousands):

	Total Carrying Value in Consolidated Balance Sheet	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets:
Tribute warrant	$204	$-	$-	$204
Available-for-sale securities	3,119	-	3,119	-

Financial Liabilities:
Warrant liability	$292	$-	$-	$292

The changes on the value of the Tribute warrant asset during the year ended December 31, 2013 were as follows (in thousands):

Fair value – beginning of period	$-
Issuances	334
Change in fair value	(130)
Fair value – end of period	$204

The changes on the value of the warrant liability during the year ended December 31, 2013 were as follows (in thousands):

Fair value – beginning of period	$-
Issuances	232
Change in fair value	60
Fair value – end of period	$292

For assets and liabilities measured on a non-recurring basis during the year, accounting guidance requires quantitative disclosures about the fair value measurements separately for each major category. There were no remeasured assets or liabilities at fair value on a non-recurring basis during the years ended December 31, 2013 and 2012.

The following information is provided to help readers gain an understanding of the relationship between amounts reported in the accompanying consolidated financial statements and the related market or fair value. The disclosures include financial instruments and derivative financial instruments, other than investment in affiliates.

	Carry Value		Fair Value		Level 1		Level 2		Level 3
Financial Assets	$		$		$		$		$
Cash and restricted cash		7,664		7,664		7,664		-		-
Finance receivables		29,286		29,324		-		-		29,324
Marketable investments		3,119		3,119		-		3,119		-
Other assets		204		204		-		-		204

Financial Liabilities
Warrant liability		$292		$292		$-		$-		$292